SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUS DATED MAY 1, 2005 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Kemper Advantage III Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective February 6, 2006, Scudder Variable Series I and II are changing their names and the names of their Portfolios. Therefore, the following name changes will take effect February 6, 2006 to the applicable Portfolios and the corresponding Subaccounts.

Current Name	New Name
Scudder Variable Series I	DWS Variable Series I
Scudder Bond	DWS Bond VIP
Scudder Capital Growth	DWS Capital Growth VIP
Scudder Growth and Income	DWS Growth & Income VIP
Scudder International	DWS International VIP

Scudder Variable Series II	DWS Variable Series II
Scudder Large Cap Value	DWS Large Cap Value VIP
Scudder Fixed Income	DWS Core Fixed Income VIP
Scudder Government & Agency Securities	DWS Government & Agency Securities VIP
Scudder High Income	DWS High Income VIP
Scudder International Select Equity	DWS International Select Equity VIP
Scudder Money Market	DWS Money Market VIP
Scudder Small Cap Growth	DWS Small Cap Growth VIP
Scudder Technology Growth	DWS Technology VIP
Scudder Total Return	DWS Balanced VIP
SVS Dreman Small Cap Value	DWS Dreman Small Cap Value VIP

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For use in all states